Stock-Based Compensation - Schedule of Valuation Assumptions, Options (Details) - Stock Options	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	32.50%
Risk free rate	0.91%
Risk-free rate	1.25%
Dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years 1 month 6 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 1 month 6 days